SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - calculation of basic and diluted net earnings (loss) per common share (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Basic and diluted net earnings (loss) per common share
Antidilutive securities excluded from the computation of diluted loss per share	24,666,667
Unrealized gain on investments held in Trust Account	$ 130,025	$ 98,582
Net loss	(2,418,806)	$ (10,850,513)
Class A Common Stock
Basic and diluted net earnings (loss) per common share
Antidilutive securities excluded from the computation of diluted loss per share		24,666,667
Common Class A subject to possible redemption
Basic and diluted net earnings (loss) per common share
Unrealized gain on investments held in Trust Account	$ 130,025	$ 88,498
Less: Unrealized gain available to be withdrawn for payment of taxes		(62,790)
Non-redeemable net loss		$ 25,708
Basic and diluted weighted average shares outstanding	50,000,000	44,885,287
Basic and diluted net earnings (loss) per share	$ 0.00	$ 0.00
Non-Redeemable Common Class A and B
Basic and diluted net earnings (loss) per common share
Net loss		$ (10,850,513)
Non-redeemable net loss		(25,708)
Non-redeemable net loss		$ (10,876,221)
Basic and diluted weighted average shares outstanding		17,614,713
Basic and diluted net earnings (loss) per share		$ (0.62)